Sales Financing Receivables and Other Loan Receivables (Schedule of Finance Income and Expenses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales Financing Receivables and Other Loan Receivables
Finance income	¥ 20,128	¥ 21,364	¥ 23,242
Finance expenses	¥ 8,773	¥ 10,029	¥ 11,578